Derivatives - Disclosure of Portfolio of Credit Derivatives (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 16,355	R$ 10,444
Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	12,433	7,301
Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	243	200
Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,679	2,943
Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	752	1,049
Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	15,603	9,395
Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	8,501	6,283
Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	7,854	4,161
Up to one year [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	9,035	5,174
Up to one year [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	8,255	4,921
Up to one year [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	66	34
Up to one year [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	714	219
Up to one year [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	296	135
Up to one year [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	8,739	5,039
Up to one year [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,181	1,013
Up to one year [member] | Total return swap [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	7,854	4,161
Later than one year and not later than three years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,928	2,675
Later than one year and not later than three years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,627	1,117
Later than one year and not later than three years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	122	88
Later than one year and not later than three years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,179	1,470
Later than one year and not later than three years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	372	602
Later than one year and not later than three years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,556	2,073
Later than one year and not later than three years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,928	2,675
Later than three years and not later than five years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,372	2,539
Later than three years and not later than five years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,551	1,263
Later than three years and not later than five years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	55	78
Later than three years and not later than five years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	766	1,198
Later than three years and not later than five years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	84	312
Later than three years and not later than five years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,288	2,227
Later than three years and not later than five years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,372	2,539
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	20	56
Over 5 years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	20	56
Over 5 years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	20	56
Over 5 years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 20	R$ 56